RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2018
Related Party Transactions [Abstract]
Schedule of leasing transactions with related party
A summary of leasing transactions with Ship Finance in the six months ended June 30, 2018 and June 30, 2017 are as follows;

(in thousands of $)	2018	2017
Charter hire paid (principal and interest)	29,660	40,530
Lease interest expense	10,069	14,364
Contingent rental income	(13,145)	(12,456)
Remaining lease obligation	259,117	330,332

Schedule of related party receivables and payables
A summary of net amounts earned from related parties in the six months ended June 30, 2018 and June 30, 2017 are as follows:

(in thousands of $)	2018	2017
Seatankers Management Co. Ltd	2,852	1,925
Ship Finance International Limited	727	1,204
Golden Ocean Group Limited	3,587	3,101
Flex LNG Ltd	1,478	2,259
Seatankers Management Norge AS	(938)	370
Seadrill Limited	139	235
Archer Limited	149	125
Deep Sea Supply Plc	8	42
North Atlantic Drilling Ltd	19	19
Northern Drilling Ltd	63	—

Amounts earned from related parties comprise office rental income, technical and commercial management fees, newbuilding supervision fees, freights, corporate and administrative services income and interest income. Amounts paid to related parties comprise primarily rental for office space.

Related party balances
A summary of balances due from related parties at June 30, 2018 and December 31, 2017 is as follows:

(in thousands of $)	2018	2017
Ship Finance International Limited	6,569	1,239
Seatankers Management Co. Ltd	38	52
Archer Ltd	147	88
VLCC Chartering Limited	83	81
Golden Ocean Group Limited	336	1,953
Seadrill Limited	1,000	489
Flex LNG	508	979
Deep Sea Supply Plc	59	68
Northern Drilling Limited	63	—
North Atlantic Drilling Limited	202	103
Other related parties	—	16
	9,005	5,068

A summary of balances due to related parties at June 30, 2018 and December 31, 2017 is as follows:

(in thousands of $)	2018	2017
Ship Finance International Limited	10,797	6,349
Seatankers Management Co. Ltd	2,047	1,345
Seadrill Limited	—	1,227
Golden Ocean Group Limited	3,357	—
	16,201	8,921